ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income tax benefit based on U.S. statutory rate of 34%	$ (909,100)	$ (692,200)
Stock issued for expenses	0	269,100
Other	(40,800)	94,000
Change in valuation allowance	949,900	329,100
	$ 0	$ 0